Document And Entity Information	Dec. 15, 2022
Document Information Line Items
Entity Registrant Name	PERASO INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0000890394
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0291941